Corporate Information - Additional Information (Detail) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2020 USD ($) Destinations Country Flights Airlines Aircraft	Dec. 31, 2020 USD ($) Destinations Country Flights Airlines Aircraft	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 Aircraft
Parent company information [line items]
Commercial alliance with United Airlines - Renewal extension period	5 years
Number of aircraft | Aircraft		77	77
Aircraft average useful life			8 years 2 months 12 days
Air crafts held for sale | Aircraft				14
Proceeds from senior conertible note | $		$ 342,900	$ 342,900
Debt including current maturities | $		1,163,900	1,163,900	$ 1,060,765
Monthly Cash Consumption | $		20,000
Total cash, cash equivalents, short-term and long-term investments | $		$ 1,010	1,010
Passenger revenue [member]
Parent company information [line items]
Revenue | $			760,594	2,612,605	$ 2,587,389
Cargo and mail revenue [member]
Parent company information [line items]
Revenue | $			$ 21,002	$ 62,460	$ 62,483
Boeing 737-700 [member]
Parent company information [line items]
Air crafts held for sale | Aircraft		14	14
Boeing Seven Hundred And Thirty Seven Max Aircraft [Member]
Parent company information [line items]
No of aircrafts held for sale delivered | Aircraft							6
Covid 19 Member [Member]
Parent company information [line items]
Percentage of decrease in company operations			70.90%
Revenue | $			$ 801,000
Percentage of decrease in revenue			70.40%
Covid 19 Member [Member] | Passenger revenue [member]
Parent company information [line items]
Percentage of decrease in revenue			70.90%
Covid 19 Member [Member] | Cargo and mail revenue [member]
Parent company information [line items]
Percentage of decrease in revenue			66.40%
Covid 19 Member [Member] | Other operating revenues [member]
Parent company information [line items]
Percentage of decrease in revenue			40.00%
Covid 19 Member [Member] | Boeing 737-800 [member]
Parent company information [line items]
Number of aircraft | Aircraft		68	68
Covid 19 Member [Member] | Boeing 737-700 [member]
Parent company information [line items]
Number of aircraft | Aircraft		2	2
Covid 19 Member [Member] | Boeing Seven Hundred And Thirty Seven Max Aircraft [Member]
Parent company information [line items]
Number of aircraft | Aircraft		7	7
Covid 19 Member [Member] | Embraer 190 fleet [member]
Parent company information [line items]
Air crafts held for sale | Aircraft		14	14
Number of Spare Engines Spare Parts Held for Sale | Aircraft		6	6
No of aircrafts held for sale delivered | Aircraft		6	6
No of of aircrafts held for sale yet to bedelivered | Aircraft		8	8
Covid 19 Member [Member] | ExportImport Bank of the United States [Member]
Parent company information [line items]
Debt including current maturities | $		$ 327,900	$ 327,900
Covid 19 Member [Member] | Committed Credit Facilities [Member]
Parent company information [line items]
Debt including current maturities | $		305,000	305,000			$ 305,000
Covid 19 Member [Member] | Secured Credit Facilities [Member]
Parent company information [line items]
Debt including current maturities | $		105,000	105,000
Covid 19 Member [Member] | Unsecured Credit Facilities [Member]
Parent company information [line items]
Debt including current maturities | $		$ 200,000	$ 200,000			$ 200,000
Compania Panamena de Aviacion, S. A. - Copa Airlines [member]
Parent company information [line items]
Number of countries | Country		25	25
Number of daily scheduled flights | Flights		104	104
Compania Panamena de Aviacion, S. A. - Copa Airlines [member] | International [member] | Codeshare agreements [member]
Parent company information [line items]
Number of destinations | Destinations		200	200
Compania Panamena de Aviacion, S. A. - Copa Airlines [member] | North, Central and South America and the Caribbean [Member]
Parent company information [line items]
Number of destinations | Destinations		54	54
ConnectMiles [member] | Star Alliance Airlines [member]
Parent company information [line items]
Number of destinations | Destinations		1,300	1,300
Number of countries | Country		195	195
ConnectMiles [member] | Star Alliance Airlines [member] | Bottom of range [member]
Parent company information [line items]
Number of airlines | Airlines		26	26